PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER RECEIVABLES
Advance to suppliers	$ 632	$ 2,543
Government institutions	847	634
Prepaid expenses and others	3,182	2,344
Total prepaid expenses and other receivables	$ 4,661	$ 5,521